Income tax expense_Details of Temporary differences unused tax losses and credits (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		₩ 257,451,000,000		₩ 209,984,000,000		₩ 191,218,000,000
Beginning balance FY2017				209,987,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		(74,482,000,000)
Recognized as comrephensive income (loss)		149,796,000,000
Beginning balance after K-IFRS 1109 adoption		332,765,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		1,381,000,000
Recognized as income (expense)		(314,653,000,000)		47,043,000,000		35,002,000,000
Recognized as other comprehensive income (expense)		21,992,000,000		421,000,000		(16,236,000,000)
Ending balance		41,485,000,000		257,451,000,000		209,984,000,000
Deferred tax liability asset arising from Unused tax losses		18,154,000,000		₩ 15,652,000,000
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity Attributable To Non-controlling Interests		₩ 1,429,000,000
Description of composition of other termporary differences		Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.		Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.
Description of Recognized as other comprehensive income		Includes 1,429 million Won presented on non-controlling interests.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		₩ 479,065,000,000
Beginning balance FY2017				₩ 407,128,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		(150,140,000,000)
Recognized as comrephensive income (loss)		149,796,000,000
Beginning balance after K-IFRS 1109 adoption		478,721,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		(102,170,000,000)		72,945,000,000
Recognized as other comprehensive income (expense)		(4,205,000,000)	[1]	(1,008,000,000)
Ending balance		372,346,000,000		479,065,000,000
Gain (loss) on financial assets at FVTPL
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance				427,205,000,000		445,729,000,000
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)						(18,524,000,000)
Recognized as other comprehensive income (expense)						0
Ending balance						427,205,000,000
Gain (loss) on available for sale financial assets
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance				(122,145,000,000)		(121,536,000,000)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)						57,000,000
Recognized as other comprehensive income (expense)						(666,000,000)
Ending balance						(122,145,000,000)
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		24,482,000,000		32,943,000,000		5,106,000,000
Beginning balance FY2017				32,859,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		0
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		24,482,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		3,203,000,000		(6,473,000,000)		26,500,000,000
Recognized as other comprehensive income (expense)		669,000,000	[1]	(1,904,000,000)		1,337,000,000
Ending balance		28,354,000,000		24,482,000,000		32,943,000,000
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(10,260,000,000)		(43,853,000,000)		(39,774,000,000)
Beginning balance FY2017				(43,818,000,000)
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		(3,990,000,000)
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		(14,250,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		(13,617,000,000)		33,806,000,000		(4,079,000,000)
Recognized as other comprehensive income (expense)		360,000,000	[1]	(248,000,000)		0
Ending balance		(27,507,000,000)		(10,260,000,000)		(43,853,000,000)
Accrued income
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(60,987,000,000)		(69,960,000,000)		(82,148,000,000)
Beginning balance FY2017				(69,959,000,000)
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		0
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		(60,987,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		621,000,000
Recognized as income (expense)		4,520,000,000		8,972,000,000		12,188,000,000
Recognized as other comprehensive income (expense)		0	[1]	0		0
Ending balance		(55,846,000,000)		(60,987,000,000)		(69,960,000,000)
Provision for loan losses
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(47,697,000,000)		(46,811,000,000)		(50,504,000,000)
Beginning balance FY2017				(46,811,000,000)
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		47,446,000,000
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		(251,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		399,000,000
Recognized as income (expense)		(52,493,000,000)		(886,000,000)		3,693,000,000
Recognized as other comprehensive income (expense)		0	[1]	0		0
Ending balance		(52,345,000,000)		(47,697,000,000)		(46,811,000,000)
Loan and receivables written off
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		9,777,000,000		53,915,000,000		54,225,000,000
Beginning balance FY2017				53,915,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		0
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		9,777,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		(3,105,000,000)		(44,138,000,000)		(310,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0		0
Ending balance		6,672,000,000		9,777,000,000		53,915,000,000
Loan origination costs and fees
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(137,320,000,000)		(108,102,000,000)		(103,912,000,000)
Beginning balance FY2017				(108,102,000,000)
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		36,000,000
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		(137,284,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		(17,147,000,000)		(29,218,000,000)		(4,190,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0		0
Ending balance		(154,431,000,000)		(137,320,000,000)		(108,102,000,000)
Defined benefit liability
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		284,234,000,000		225,045,000,000		203,423,000,000
Beginning balance FY2017				225,045,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		0
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		284,234,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		317,000,000
Recognized as income (expense)		43,821,000,000		54,533,000,000		32,536,000,000
Recognized as other comprehensive income (expense)		31,715,000,000	[1]	4,656,000,000		(10,914,000,000)
Ending balance		360,087,000,000		284,234,000,000		225,045,000,000
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(287,333,000,000)		(226,321,000,000)		(187,044,000,000)
Beginning balance FY2017				(226,321,000,000)
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		0
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		(287,333,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		(31,092,000,000)		(61,012,000,000)		(39,277,000,000)
Recognized as other comprehensive income (expense)		95,000,000	[1]	0		0
Ending balance		(318,330,000,000)		(287,333,000,000)		(226,321,000,000)
Provision for guarantee
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		30,602,000,000		41,138,000,000		69,225,000,000
Beginning balance FY2017				41,138,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		1,370,000,000
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		31,972,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		(20,598,000,000)		(10,536,000,000)		(28,087,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0		0
Ending balance		11,374,000,000		30,602,000,000		41,138,000,000
Other provisions
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		45,153,000,000		32,392,000,000		27,898,000,000
Beginning balance FY2017				32,392,000,000
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption		25,879,000,000
Recognized as comrephensive income (loss)		0
Beginning balance after K-IFRS 1109 adoption		71,032,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0
Recognized as income (expense)		4,162,000,000		12,761,000,000		4,494,000,000
Recognized as other comprehensive income (expense)		0	[1]	0		0
Ending balance		75,194,000,000		45,153,000,000		32,392,000,000
Others
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(72,265,000,000)	[2]	14,538,000,000		(29,470,000,000)
Beginning balance FY2017	[2]			(87,479,000,000)
K-IFRS 1109 adoption effect
Deferred Tax RelatingTo Items Charged Or Credited Directly To Equity IFRS9 Adoption	[3]	4,917,000,000
Recognized as comrephensive income (loss)	[3]	0
Beginning balance after K-IFRS 1109 adoption	[3]	(67,348,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination	[3]	44,000,000
Recognized as income (expense)		(130,137,000,000)	[3]	16,289,000,000	[2]	50,001,000,000
Recognized as other comprehensive income (expense)		(6,642,000,000)	[1],[3]	(1,075,000,000)	[2]	(5,993,000,000)
Ending balance		₩ (204,083,000,000)	[3]	₩ (72,265,000,000)	[2]	₩ 14,538,000,000

[1]	Includes 1,429 million Won presented on non-controlling interests.
[2]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.
[3]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.